NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Current	$ 31,244	$ 20,970
Non-current	120,764	107,586
Total	$ 152,008	$ 128,556